KEY MANAGEMENT PERSONNEL'S REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2017
KEY MANAGEMENT PERSONNEL'S REMUNERATION [abstract]
Schedule of directors' remuneration

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2015
Executive directors:

Li Fanrong(4)	-	170	470	117	757
Wu Guangqi(5)(7)	-	170	470	117	757

Subtotal	-	340	940	234	1,514

Non-executive directors:

Wang Yilin(2)	-	-	-	-	-
Yang Hua(2)(4)(10)	-	-	-	-	-
Lv Bo(7)	-	-	-	-	-
Wang Jiaxiang(3)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:
Chiu Sung Hong	899	-	-	-	899
Lawrence J. Lau	763	-	-	-	763
Tse Hau Yin, Aloysius	899	-	-	-	899
Kevin G. Lynch	763	-	-	-	763
Subtotal	3,324	-	-	-	3,324
Total	3,324	340	940	234	4,838

		Salaries			Total
		allowances	Performance	Pension	paid/payable
		and benefits	related	scheme	during
	Fees (1)	in kind (1)	bonuses (1)	contributions	the year
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

2016
Executive directors:

Yang Hua(2)(4)(10)	-	-	-	-	-
Yuan Guagnyu(4)(8)	-	94	78	70	242
Li Fanrong(4)	-	92	454	59	605

Subtotal	-	186	532	129	847

Non-executive directors:

Liu Jian(6)	-	-	-	-	-
Wu Guangqi(5)(7)	-	92	454	59	605
Lv Bo(7)	-	-	-	-	-

Subtotal	-	92	454	59	605

Independent non-executive
directors:
Chiu Sung Hong	957	-	-	-	957
Lawrence J. Lau	812	-	-	-	812
Tse Hau Yin, Aloysius	957	-	-	-	957
Kevin G. Lynch	812	-	-	-	812
Subtotal	3,538	-	-	-	3,538
Total	3,538	278	986	188	4,990
2017
Executive directors:

Yuan Guangyu(4)(8)	-	197	455	134	786
Xu Keqiang(9)	-	146	162	94	402

Subtotal	-	343	617	228	1,188

Non-executive directors:

Yang Hua(2)(4)(10)	-	-	-	-	-
Liu Jian(6)	-	-	-	-	-
Wu Guangqi(5)(7)	-	-	-	-	-

Subtotal	-	-	-	-	-

Independent non-executive
directors:
Chiu Sung Hong	972	-	-	-	972
Lawrence J. Lau	824	-	-	-	824
Tse Hau Yin, Aloysius	972	-	-	-	972
Kevin G. Lynch	824	-	-	-	824
Subtotal	3,592	-	-	-	3,592
Total	3,592	343	617	228	4,780

Schedule of other key management personnel's (excluding Directors') remuneration
	2015	2016	2017

Short term employee benefits	8	7	9
Pension scheme contributions	1	1	1
Amount paid/payable during the year	9	8	10
Share options*	-	-	-
	9	8	10

Schedule of bands of the remuneration and related number of members of other key management personnel (excluding Directors)
	Number of employees
	2015	2016	2017

Nil to RMB 2,000,000	10	10	12
	10	10	12